Share capital - Deferred share units (Details) - DSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	84,581	44,623
Number of options granted	9,375	51,468
Number of options exercised		(11,510)
Number of options outstanding, ending	93,956	84,581
Weighted average exercise price, Options outstanding, beginning	$ 3.41	$ 3.41
Weighted average exercise price, Options granted	3.20	3.41
Weighted average exercise price, Options exercised		3.41
Weighted average exercise price, Options outstanding, ending	$ 3.39	$ 3.41